Appendix II - Reporting by Geographical Area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services
Net revenue	€ 4,486,724	€ 4,318,073	€ 4,049,830
Assets by geographical area	12,477,046	10,920,264	10,129,772
Other Information:
Additions for the year of property, plant and equipment and intangible assets	316,677	340,473	322,102
Spain
Disclosure of products and services
Net revenue	264,913	242,894	225,273
Assets by geographical area	898,599	899,223	847,467
Other Information:
Additions for the year of property, plant and equipment and intangible assets	70,639	62,271	73,365
Rest of European Union
Disclosure of products and services
Net revenue	535,361	444,089	426,223
Assets by geographical area	3,177,781	2,397,200	2,467,295
Other Information:
Additions for the year of property, plant and equipment and intangible assets	69,534	80,910	39,603
USA and Canada
Disclosure of products and services
Net revenue	2,974,429	2,896,505	2,707,579
Assets by geographical area	8,133,108	7,341,174	6,535,420
Other Information:
Additions for the year of property, plant and equipment and intangible assets	166,353	188,557	190,358
Rest of the world
Disclosure of products and services
Net revenue	712,021	734,585	690,755
Assets by geographical area	267,558	282,667	279,590
Other Information:
Additions for the year of property, plant and equipment and intangible assets	10,151	8,735	18,776
Operating Segments
Disclosure of products and services
Net revenue	4,486,724	4,318,073	4,049,830
Other Information:
Additions for the year of property, plant and equipment and intangible assets	€ 296,882	€ 329,205	€ 310,091